COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS	12 Months Ended
Dec. 31, 2023
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

29.	COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

	2023	2022

Collateral given for the Company’s own liabilities	581.0	764.5
Other commitments	1,146.8	1,368.1
	1,727.8	2,132.6

Commitments to suppliers - Property, plant and equipment and Intangible	1,000.8	276.7
Commitments to suppliers - Inventories	38,391.0	50,088.6
	39,391.8	50,365.3

As at December 31, 2023, the Company had R$558.2 (R$744.0 as at December 31, 2022) of cash guarantees. The deposits in cash used as guarantees are presented as part of other assets. To provide the guarantees required for derivatives exchanges and/or counterparties contracted in certain derivative financial instrument transactions, as at December 31, 2023, Ambev maintained R$197.7 (R$376.9 as at December 31, 2022) in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (Note 28- Financial instruments and risks).

Most of the balance relates to commitments to suppliers of packaging. These commitments the main objective is to long-term supply security for the Company regarding strategic inputs, as well as offering greater assurance to suppliers for long-term investments. The balances of fixed assets provided as security are not material.

Future contractual commitments as at December 31, 2023, and December 31, 2022, are as follow:

	2023	2022

Less than 1 year	9,619.2	12,491.0
Between 1 and 2 years	9,536.3	10,315.3
More than 2 years	20,236.3	27,559.0
	39,391.8	50,365.3